Schedule of Stock Option Outstanding and Exercisable (Details) - Creek Road Miners Inc [Member] - $ / shares			3 Months Ended	12 Months Ended
	Jan. 01, 2022	Dec. 01, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Option Exercise Price		$ 2.65		$ 0.42	$ 0.29
Remaining Exercise Price (in years)	5 years	5 years	5 years
Options Exercisable				259,250	4,151,750	451,448
Option Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Option Exercise Price				$ 0.25
Options Outstanding				259,250
Remaining Exercise Price (in years)				2 years 1 month 6 days
Options Exercisable				259,250